LOANS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in allowance for loan losses
Begining Balance	$ 5,590,668	$ 5,944,585
Provision	(250,000)	485,000
Ending Balance	5,561,442	5,590,668
Loans Receivable
Changes in allowance for loan losses
Begining Balance	5,590,668	5,944,585
Charge-offs	(498,908)	(1,428,026)
Recoveries	719,682	589,109
Provision	(250,000)	485,000
Ending Balance	5,561,442	5,590,668
Loans Receivable | Real estate loans
Changes in allowance for loan losses
Begining Balance	4,208,561	4,486,671
Charge-offs	(265,134)	(1,249,105)
Recoveries	696,287	523,831
Provision	(237,912)	447,164
Ending Balance	4,401,802	4,208,561
Loans Receivable | One-to-four family
Changes in allowance for loan losses
Begining Balance	1,424,663	847,285
Charge-offs	(263,258)	(549,877)
Recoveries	466,287	17,036
Provision	(507,930)	1,110,219
Ending Balance	1,119,762	1,424,663
Loans Receivable | Multi-family
Changes in allowance for loan losses
Begining Balance	661,358	958,303
Charge-offs		(482,478)
Recoveries
Provision	(224,525)	185,533
Ending Balance	436,833	661,358
Loans Receivable | Commercial
Changes in allowance for loan losses
Begining Balance	1,454,455	1,268,081
Charge-offs	(1,876)	(216,750)
Recoveries		204,681
Provision	197,711	198,443
Ending Balance	1,650,290	1,454,455
Loans Receivable | Construction and land
Changes in allowance for loan losses
Begining Balance	668,085	1,413,002
Charge-offs
Recoveries	230,000	302,114
Provision	296,832	(1,047,031)
Ending Balance	1,194,917	668,085
Loans Receivable | Commercial business
Changes in allowance for loan losses
Begining Balance	1,219,080	1,296,114
Charge-offs	(190,255)	(141,104)
Recoveries	13,048	58,924
Provision	(90,658)	5,146
Ending Balance	951,215	1,219,080
Loans Receivable | Consumer
Changes in allowance for loan losses
Begining Balance	163,027	161,800
Charge-offs	(43,519)	(37,817)
Recoveries	10,347	6,354
Provision	78,570	32,690
Ending Balance	208,425	163,027
Loans Receivable | Home equity
Changes in allowance for loan losses
Begining Balance	116,478	151,625
Charge-offs	(43,519)	(30,243)
Recoveries	9,402	331
Provision	115,789	(5,235)
Ending Balance	198,150	116,478
Loans Receivable | Automobile and other
Changes in allowance for loan losses
Begining Balance	46,549	10,175
Charge-offs		(7,574)
Recoveries	945	6,023
Provision	(37,219)	37,925
Ending Balance	$ 10,275	$ 46,549